RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

28.RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

In accordance with the laws applicable to the foreign invested enterprises established in the PRC, a foreign invested enterprise is required to make appropriations from after-tax profits as determined in accordance with the PRC accounting standards to reserve funds, including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits as determined in accordance with the PRC accounting standards until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.

Accordingly, under these PRC laws and regulations, the Company’s subsidiaries incorporated in PRC are restricted in transferring a portion of their net assets to the Company in the form of dividends. Amounts of these restricted net assets totaled US$479,400 and US$429,503 as of December 31, 2025 and 2024, respectively.